Land Use Right, Net - Schedule of Estimated Future Amortization Expense for Land Use Rights (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Estimated Future Amortization Expense for Land Use Rights [Abstract]
2026	$ 24,685
2027	24,685
2028	24,685
2029	24,685
2030	24,685
Thereafter	979,377
Total	$ 1,102,802	$ 1,146,828